Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash	$ 688,941	$ 1,668,291
Accounts receivable, net	1,669,511	1,648,073
Deferred IPO costs		889,160
Prepaid expenses and other current assets	5,915,194	177,325
Loan receivable from third parties, current	17,653,965
Total current assets	26,351,732	4,423,398
NON-CURRENT ASSETS
Restricted cash, non-current	1,430,000
Property and equipment, net	7,071	1,872
Right-of-use asset, net	42,745	49,356
Loan receivable from third parties, non-current		443,787
Other non-current assets		33,017
Total noncurrent assets	1,479,816	528,032
TOTAL ASSETS	27,831,548	4,951,430
CURRENT LIABILITIES
Accounts payable	2,002,141	1,662,594
Loan payable to third parties	107,250	164,399
Advance from customers	30,975	29,675
Accrued liabilities and other payables	2,261,771	2,057,865
Taxes payable	106,023	146,239
Lease liabilities	36,382	8,422
Bank loan payables, current		117,345
Total current liabilities	4,756,642	4,357,394
NON-CURRENT LIABILITIES
Lease liabilities	6,363	43,972
Total non-current liabilities	6,363	43,972
TOTAL LIABILITIES	4,763,005	4,401,366
COMMITMENTS AND CONTINGENCIES
STOCKHOLDER’S EQUITY
Preferred shares, par value $0.0025, 100,000,000 shares authorized, nil shares issued and outstanding as of December 31, 2025 and 2024, respectively
Additional paid-in capital	33,706,703	1,796,285
Statutory Reserve	458,832	380,901
Accumulated other comprehensive loss	(147,070)	(221,139)
Accumulated deficit	(11,066,628)	(1,456,778)
Total Company shareholders’ equity	22,955,161	500,269
Non-controlling interest	113,382	49,795
Total shareholders' equity	23,068,543	550,064
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	27,831,548	4,951,430
Class A Common shares
STOCKHOLDER’S EQUITY
Common Stock, Value, Issued	2,964	1,000
Class B Common shares
STOCKHOLDER’S EQUITY
Common Stock, Value, Issued	360
Related Party
CURRENT ASSETS
Due from related parties	424,121	40,549
CURRENT LIABILITIES
Due to related parties	$ 212,100	$ 170,855